Deposits and Subordinated Debt - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 446,116
Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	387,415	$ 410,954
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	314,544
Canada | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	265,717	285,555
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	86,577
United States | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	76,703	77,313
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	44,995
Other Countries [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 44,995	$ 48,086